UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  646-828-3653

Date of fiscal year end: January 31, 2019

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

 April 30, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 85.8%
CONSUMER DISCRETIONARY — 10.1%
21st Century Fox America
4.50%, 2/15/21	$425,000	$438,734
Amazon.com Inc.
2.40%, 2/22/23 (A)	250,000	239,927
American Honda Finance MTN
1.20%, 7/12/19	500,000	490,803
BMW US Capital LLC
2.00%, 4/11/21 (A)	490,000	472,528
Comcast
5.15%, 3/1/20	530,000	550,322
Ford Motor Credit LLC
2.68%, 1/9/20	400,000	396,674
2.02%, 5/3/19	850,000	841,117
General Motors Financial
2.35%, 10/4/19	500,000	494,763
Home Depot Inc.
2.17%, VAR ICE LIBOR USD 3 Month+0.150%, 6/5/20	225,000	225,606
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	360,000	353,336
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	400,000	394,488
Time Warner
4.88%, 3/15/20	225,000	232,398
2.10%, 6/1/19	685,000	678,827
Toyota Motor Credit
1.95%, 4/17/20	600,000	589,907
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	150,000	149,942
Walt Disney MTN
1.80%, 6/5/20	400,000	392,197
		6,941,569
CONSUMER STAPLES — 5.9%
Anheuser-Busch InBev Finance
3.30%, 2/1/23	550,000	545,568
2.65%, 2/1/21	1,100,000	1,087,238
Coca-Cola
1.88%, 10/27/20	250,000	244,351
1.55%, 9/1/21	350,000	334,182
CVS Health
2.80%, 7/20/20	925,000	919,277
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (A)	300,000	285,679
PepsiCo
3.10%, 7/17/22	570,000	569,273
2.00%, 4/15/21	110,000	107,149
		4,092,717
ENERGY — 10.4%
Chevron
2.36%, 12/5/22	400,000	386,407
2.10%, 5/16/21	300,000	292,636
ConocoPhillips
2.40%, 12/15/22	475,000	453,673
Enbridge Energy Partners
4.38%, 10/15/20	485,000	494,558
4.20%, 9/15/21	490,000	494,151
Enterprise Products Operating LLC
6.50%, 1/31/19	210,000	215,507
4.05%, 2/15/22	559,000	569,663
2.85%, 4/15/21	100,000	98,618
2.55%, 10/15/19	515,000	511,661
Kinder Morgan Energy Partners
6.50%, 4/1/20	275,000	290,522
2.65%, 2/1/19	528,000	527,600
Magellan Midstream Partners
6.55%, 7/15/19	300,000	312,090
Occidental Petroleum
4.10%, 2/1/21	780,000	800,565
Shell International Finance
2.38%, 8/21/22	500,000	483,497
2.13%, 5/11/20	970,000	957,493
TransCanada PipeLines
2.50%, 8/1/22	325,000	312,721
		7,201,362
FINANCIALS — 27.7%
Bank of America MTN
3.30%, 1/11/23	275,000	271,848
3.12%, VAR ICE LIBOR USD 3 Month+1.160%, 1/20/23	935,000	920,380
2.63%, 10/19/20	530,000	523,685
2.25%, 4/21/20	775,000	763,075
Bank of New York Mellon MTN
2.60%, 2/7/22	500,000	488,403
Bank of Nova Scotia
2.80%, 7/21/21	630,000	622,268
BB&T MTN
2.75%, 4/1/22	200,000	195,550
2.63%, 6/29/20	200,000	198,185
Berkshire Hathaway
2.10%, 8/14/19	673,000	669,526
Canadian Imperial Bank of Commerce
2.10%, 10/5/20	370,000	361,054
CDP Financial
4.40%, 11/25/19 (A)	640,000	654,717
Citigroup
3.14%, VAR ICE LIBOR USD 3 Month+0.722%, 1/24/23	800,000	785,074
2.90%, 12/8/21	275,000	269,681
2.70%, 3/30/21	405,000	398,598
2.65%, 10/26/20	225,000	222,235
2.40%, 2/18/20	535,000	529,201
2.35%, 8/2/21	275,000	266,781
Commonwealth Bank of Australia
2.75%, 3/10/22 (A)	150,000	146,316
Goldman Sachs Group
3.20%, 2/23/23	150,000	146,707
3.00%, 4/26/22	925,000	904,017
HSBC Holdings PLC
3.60%, 5/25/23	250,000	249,551
3.40%, 3/8/21	500,000	501,348
JPMorgan Chase
3.25%, 9/23/22	50,000	49,497
2.55%, 3/1/21	280,000	274,686
2.40%, 6/7/21	1,125,000	1,095,849
2.20%, 10/22/19	1,140,000	1,129,662
Manulife Financial Corp.
4.90%, 9/17/20	588,000	608,849
Metropolitan Life Global Funding I
2.00%, 4/14/20 (A)	400,000	393,083

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

 April 30, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Morgan Stanley MTN
2.75%, 5/19/22	$375,000	$363,787
National Bank of Canada
2.20%, 11/2/20	310,000	301,998
PNC Bank
2.50%, 1/22/21	500,000	490,922
2.15%, 4/29/21	250,000	242,553
Royal Bank of Canada MTN
2.75%, 2/1/22	1,150,000	1,126,777
State Street
1.95%, 5/19/21	125,000	121,020
SunTrust Bank
3.00%, 2/2/23	170,000	166,192
2.45%, 8/1/22	525,000	504,127
UBS Group Funding Switzerland
3.49%, 5/23/23 (A)	200,000	196,011
3.00%, 4/15/21 (A)	200,000	197,366
Wells Fargo
2.50%, 3/4/21	905,000	886,575
Wells Fargo MTN
2.60%, 7/22/20	920,000	910,386
		19,147,540
HEALTH CARE — 6.6%
Abbott Laboratories
2.90%, 11/30/21	800,000	788,865
2.35%, 11/22/19	574,000	568,999
Amgen
2.20%, 5/22/19	925,000	920,570
1.85%, 8/19/21	530,000	506,920
Anthem
4.35%, 8/15/20	250,000	256,414
3.70%, 8/15/21	180,000	181,118
Gilead Sciences
3.25%, 9/1/22	395,000	394,418
1.85%, 9/20/19	105,000	103,686
Johnson & Johnson
2.05%, 3/1/23	100,000	95,671
1.95%, 11/10/20	400,000	391,884
Novartis Capital
2.40%, 5/17/22	320,000	310,891
		4,519,436
INDUSTRIALS — 6.9%
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	51,271
Canadian National Railway Co.
2.85%, 12/15/21	115,000	114,083
Caterpillar Financial Services
1.70%, 8/9/21	100,000	95,435
Caterpillar Financial Services MTN
2.40%, 6/6/22	500,000	481,994
Deere & Co.
2.60%, 6/8/22	410,000	398,704
GE Capital International Funding Unlimited
2.34%, 11/15/20	465,000	454,428
General Electric Capital
2.10%, 12/11/19	560,000	551,844
General Electric Capital MTN
2.20%, 1/9/20	485,000	478,786
John Deere Capital
2.55%, 1/8/21	200,000	196,845
John Deere Capital MTN
2.54%, VAR ICE LIBOR USD 3 Month+0.290%, 6/22/20	125,000	125,356
1.95%, 6/22/20	500,000	489,668
Lockheed Martin
3.35%, 9/15/21	250,000	251,417
2.50%, 11/23/20	400,000	395,277
Raytheon
3.13%, 10/15/20	670,000	672,968
		4,758,076
INFORMATION TECHNOLOGY — 4.9%
Apple
2.40%, 1/13/23	250,000	240,948
2.25%, 2/23/21	910,000	894,783
Cisco Systems
1.85%, 9/20/21	525,000	505,015
Microsoft
2.40%, 2/6/22	225,000	219,976
1.55%, 8/8/21	740,000	709,241
Oracle
2.63%, 2/15/23	800,000	777,113
		3,347,076
MATERIALS — 0.6%
Sherwin-Williams
2.25%, 5/15/20	450,000	442,253

REAL ESTATE — 3.7%
AvalonBay Communities MTN
3.63%, 10/1/20	475,000	479,100
Boston Properties
3.85%, 2/1/23	700,000	706,143
ERP Operating
3.00%, 4/15/23	200,000	194,613
Ventas Realty
4.25%, 3/1/22	255,000	260,131
3.25%, 8/15/22	480,000	470,728
Welltower
5.25%, 1/15/22	155,000	162,505
4.95%, 1/15/21	270,000	279,334
		2,552,554
TELECOMMUNICATION SERVICES — 6.2%
AT&T
3.23%, VAR ICE LIBOR USD 3 Month+0.930%, 6/30/20	300,000	303,656
3.00%, 2/15/22	725,000	713,200
2.80%, 2/17/21	550,000	543,668
2.45%, 6/30/20	550,000	543,209
Rogers Communications
4.10%, 10/1/23	250,000	255,680
Verizon Communications
2.95%, 3/15/22	1,740,000	1,707,708
2.45%, VAR ICE LIBOR USD 3 Month+0.550%, 5/22/20	225,000	226,283
		4,293,404
UTILITIES — 2.8%
Consolidated Edison Co. of New York
4.45%, 6/15/20	275,000	283,039
Duke Energy Carolinas LLC
3.05%, 3/15/23	500,000	496,660

TD ASSET MANAGEMENT USA FUNDS INC.

TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

 April 30, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PacifiCorp
2.95%, 2/1/22	$100,000	$99,486
Virginia Electric & Power
2.95%, 1/15/22	650,000	641,130
2.75%, 3/15/23	400,000	387,151
		1,907,466
TOTAL CORPORATE OBLIGATIONS		59,203,453

REGIONAL GOVERNMENT OBLIGATIONS — 6.3%
Province of Alberta Canada
2.20%, 7/26/22	350,000	336,649
Province of Alberta Canada MTN
1.75%, 8/26/20 (A)	300,000	292,490
Province of Manitoba Canada
2.05%, 11/30/20	300,000	293,492
Province of Ontario Canada
2.50%, 9/10/21	175,000	171,889
1.65%, 9/27/19	1,066,000	1,051,382
Province of Quebec Canada
3.50%, 7/29/20	1,878,000	1,905,764
2.75%, 8/25/21	325,000	322,206

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		4,373,872

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Inflation Indexed Bond
0.13%, 4/15/21	278,398	274,483
U.S. Treasury Note
2.63%, 2/28/23	125,000	124,116
2.13%, 12/31/22	215,000	208,903
1.88%, 3/31/22 to 7/31/22	565,000	546,617
1.84%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 1/31/20	410,000	409,937
1.75%, 6/30/22	250,000	240,342
1.50%, 1/31/22 to 3/31/23	710,000	673,203
1.25%, 2/29/20	115,000	112,475

TOTAL U.S. TREASURY OBLIGATIONS		2,590,076

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 1.8%
FANNIE MAE — 1.8%
4.50%, 5/1/18 (B)	40	40
3.76%, 6/25/21 (B)	444,049	451,029
3.50%, 12/1/25 (B)	490,719	497,803
2.61%, 10/25/21 (B) (C)	323,525	320,195

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		1,269,067

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FANNIE MAE, DISCOUNT NOTE — 0.5%
1.33%, 10/9/19 (B)(D)	325,000	313,179

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		313,179

REPURCHASE AGREEMENT — 0.5%
Counterparty: Bank of Nova Scotia
1.71% dated 4/30/18, due 5/1/18 in the amount of $372,018, fully collateralized by a $392,300 U.S. Treasury Note, coupon 2.00%, maturity 10/31/22, value $379,460
	372,000	372,000
TOTAL REPURCHASE AGREEMENT		372,000

TOTAL INVESTMENTS
(Cost $69,506,901) — 98.7%		68,121,647
OTHER ASSETS AND LIABILITIES, NET — 1.3%		882,961
NET ASSETS — 100.0%		$69,004,608

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2018, these securities amounted to $3,775,883 or 5.5% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	The rate shown is the effective yield at time of purchase.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

USD — United States Dollar

VAR — Variable Rate

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

 April 30, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 86.7%
CONSUMER DISCRETIONARY — 5.6%
21st Century Fox America
3.00%, 9/15/22	$185,000	$181,560
Amazon.com
3.15%, 8/22/27 (A)	245,000	235,191
Comcast
3.15%, 3/1/26	150,000	142,837
2.35%, 1/15/27	450,000	397,837
Ford Motor Credit LLC
4.38%, 8/6/23	325,000	327,503
3.10%, 5/4/23	555,000	529,296
General Motors Financial
4.00%, 10/6/26	40,000	38,271
3.70%, 5/9/23	150,000	147,632
Time Warner
3.60%, 7/15/25	50,000	48,335
3.55%, 6/1/24	260,000	254,111
		2,302,573
CONSUMER STAPLES — 7.4%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	1,100,000	1,075,469
Coca-Cola
2.50%, 4/1/23	325,000	313,775
CVS Health
3.38%, 8/12/24	955,000	922,255
2.75%, 12/1/22	236,000	226,724
Mondelez International
4.00%, 2/1/24	150,000	152,186
PepsiCo
3.60%, 3/1/24	305,000	309,148
		2,999,557
ENERGY — 12.7%
Canadian Natural Resources
3.90%, 2/1/25	298,000	293,892
3.80%, 4/15/24	143,000	141,798
Chevron
2.95%, 5/16/26	200,000	191,254
ConocoPhillips
4.95%, 3/15/26	300,000	323,654
3.35%, 11/15/24	400,000	392,406
Enbridge Energy Partners
5.88%, 10/15/25	300,000	327,493
Enterprise Products Operating LLC
3.75%, 2/15/25	420,000	416,409
3.35%, 3/15/23	402,000	396,888
ExxonMobil
3.18%, 3/15/24	285,000	284,061
3.04%, 3/1/26	250,000	241,970
Husky Energy
3.95%, 4/15/22	150,000	151,951
Kinder Morgan Energy Partners
3.95%, 9/1/22	355,000	355,808
Magellan Midstream Partners
5.00%, 3/1/26	200,000	212,567
Occidental Petroleum
3.50%, 6/15/25	285,000	283,342
Shell International Finance
3.25%, 5/11/25	375,000	368,902
Statoil
3.70%, 3/1/24	200,000	202,572
2.45%, 1/17/23	224,000	215,416
Suncor Energy
3.60%, 12/1/24	135,000	133,129
TransCanada PipeLines
4.88%, 1/15/26	250,000	265,933
		5,199,445
FINANCIALS — 25.3%
Bank of America MTN
4.00%, 4/1/24	400,000	405,156
3.50%, 4/19/26	565,000	545,604
3.25%, 10/21/27	620,000	577,402
Bank of Nova Scotia
4.50%, 12/16/25	525,000	529,229
Berkshire Hathaway
2.75%, 3/15/23	275,000	268,023
Branch Banking & Trust
3.63%, 9/16/25	350,000	344,593
Citigroup
3.89%, VAR ICE LIBOR USD 3 Month+1.563%, 1/10/28	300,000	291,600
3.75%, 6/16/24	570,000	566,545
3.52%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/28	175,000	165,066
3.40%, 5/1/26	225,000	212,472
3.30%, 4/27/25	445,000	426,532
Commonwealth Bank of Australia
3.90%, 3/16/28 (A)	400,000	397,160
HSBC Holdings PLC
4.04%, VAR ICE LIBOR USD 3 Month+1.546%, 3/13/28	300,000	294,836
JPMorgan Chase
3.90%, 7/15/25	225,000	223,796
3.30%, 4/1/26	575,000	547,308
2.95%, 10/1/26	970,000	897,769
Manulife Financial
4.15%, 3/4/26	250,000	251,621
Metropolitan Life Global Funding I
3.45%, 12/18/26 (A)	150,000	145,100
Morgan Stanley MTN
3.70%, 10/23/24	150,000	148,074
PNC Bank
3.80%, 7/25/23	280,000	281,565
PNC Financial Services Group
3.15%, 5/19/27	440,000	417,124
Royal Bank of Canada MTN
4.65%, 1/27/26	470,000	478,511
UBS Group Funding Switzerland
3.49%, 5/23/23 (A)	200,000	196,012
US Bancorp MTN
3.15%, 4/27/27	325,000	308,165
US Bank
2.80%, 1/27/25	320,000	303,274
Wells Fargo
3.00%, 4/22/26	500,000	461,765
3.00%, 10/23/26	300,000	276,057
Wells Fargo MTN
3.45%, 2/13/23	200,000	196,209
3.00%, 2/19/25	180,000	169,113
		10,325,681

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

 April 30, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE — 4.7%
Abbott Laboratories
3.75%, 11/30/26	$250,000	$246,521
3.40%, 11/30/23	325,000	320,834
Amgen
2.60%, 8/19/26	385,000	346,615
Anthem
4.10%, 3/1/28	340,000	333,375
CVS Health
4.30%, 3/25/28	100,000	98,914
Gilead Sciences
3.70%, 4/1/24	75,000	75,609
Johnson & Johnson
2.90%, 1/15/28	400,000	378,918
Novartis Capital
3.40%, 5/6/24	100,000	99,647
		1,900,433
INDUSTRIALS — 7.2%
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	400,000	387,974
Canadian National Railway
2.75%, 3/1/26	100,000	94,233
CSX
3.35%, 11/1/25	150,000	146,059
General Dynamics
2.63%, 11/15/27	200,000	183,556
General Electric Capital MTN
3.10%, 1/9/23	341,000	333,984
Lockheed Martin
3.55%, 1/15/26	515,000	507,552
Norfolk Southern
3.85%, 1/15/24	241,000	243,255
2.90%, 6/15/26	245,000	230,103
Raytheon
3.15%, 12/15/24	225,000	222,324
2.50%, 12/15/22	289,000	279,973
Union Pacific
3.25%, 8/15/25	100,000	97,968
3.00%, 4/15/27	200,000	190,910
		2,917,891
INFORMATION TECHNOLOGY — 4.3%
Apple
3.20%, 5/13/25	400,000	390,985
3.00%, 11/13/27	300,000	283,733
2.45%, 8/4/26	225,000	206,616
Cisco Systems
2.50%, 9/20/26	100,000	92,579
Microsoft
3.30%, 2/6/27	400,000	392,171
3.13%, 11/3/25	185,000	180,069
Oracle
3.25%, 11/15/27	200,000	192,287
		1,738,440
MATERIALS — 0.6%
Sherwin-Williams
3.13%, 6/1/24	250,000	239,873

REAL ESTATE — 4.9%
AvalonBay Communities MTN
2.85%, 3/15/23	200,000	193,362
Boston Properties
3.65%, 2/1/26	275,000	265,310
ERP Operating
3.38%, 6/1/25	545,000	531,210
Ventas Realty
3.85%, 4/1/27	100,000	95,868
3.25%, 8/15/22	509,000	499,168
Welltower
4.50%, 1/15/24	225,000	230,590
4.25%, 4/1/26	100,000	98,704
4.25%, 4/15/28	75,000	73,586
		1,987,798
TELECOMMUNICATION SERVICES — 8.1%
AT&T
4.25%, 3/1/27	150,000	148,910
4.13%, 2/17/26	200,000	197,790
4.10%, 2/15/28 (A)	225,000	218,337
3.90%, 3/11/24	628,000	627,410
3.40%, 5/15/25	430,000	409,504
Rogers Communications
3.63%, 12/15/25	350,000	341,137
Verizon Communications
3.50%, 11/1/24	200,000	196,476
3.38%, 2/15/25	848,000	819,361
2.63%, 8/15/26	390,000	350,096
		3,309,021
UTILITIES — 5.9%
Commonwealth Edison
2.95%, 8/15/27	440,000	417,400
Consolidated Edison New York
3.30%, 12/1/24	294,000	288,475
Duke Energy Carolinas LLC
2.95%, 12/1/26	125,000	118,864
Florida Power & Light
3.13%, 12/1/25	175,000	170,827
MidAmerican Energy
3.50%, 10/15/24	565,000	567,791
3.10%, 5/1/27	250,000	239,139
PacifiCorp
3.60%, 4/1/24	285,000	287,223
Virginia Electric & Power
3.15%, 1/15/26	345,000	330,511
		2,420,230
TOTAL CORPORATE OBLIGATIONS		35,340,942

REGIONAL GOVERNMENT OBLIGATIONS — 4.9%
Province of Alberta Canada
3.30%, 3/15/28	75,000	74,468
Province of Ontario Canada
3.20%, 5/16/24	485,000	482,030
2.50%, 4/27/26	400,000	375,142
Province of Quebec Canada
2.88%, 10/16/24	405,000	396,069
2.75%, 4/12/27	500,000	477,427
2.50%, 4/20/26	200,000	188,303

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,993,439

TD ASSET MANAGEMENT USA FUNDS INC.

TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

 April 30, 2018 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	$168,198	$163,176
U.S. Treasury Note
2.75%, 2/15/24 to 2/15/28	545,000	539,373
2.38%, 5/15/27	200,000	191,156
2.25%, 8/15/27 to 11/15/27	865,000	816,233
2.13%, 7/31/24	140,000	133,995
2.00%, 2/15/25	125,000	118,101

TOTAL U.S. TREASURY OBLIGATIONS		1,962,034

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 1.3%
FANNIE MAE — 1.3%
3.09%, 4/25/27 (B) (C)	325,000	315,770
2.72%, 10/25/24 (B)	200,000	193,925

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		509,695

REPURCHASE AGREEMENT — 1.8%
Counterparty: Bank of Nova Scotia
1.71% dated 4/30/18, due 5/1/18 in the amount of $723,034, fully collateralized by a $762,500 U.S. Treasury Note, coupon 2.00%, maturity 10/31/22, value $737,543
	723,000	723,000
TOTAL REPURCHASE AGREEMENT		723,000

TOTAL INVESTMENTS
(Cost $42,174,998) — 99.5%		40,529,110
OTHER ASSETS AND LIABILITIES, NET — 0.5%		220,058
NET ASSETS — 100.0%		$40,749,168

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2018, these securities amounted to $1,191,800 or 2.9% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

USD — United States Dollar

VAR — Variable Rate Security

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 61.0%
AUSTRALIA — 4.4%
AGL Energy	16,094	$262,290
Amcor	18,559	191,249
AusNet Services	98,514	127,170
Goodman Group‡	20,320	138,247
GPT Group‡	56,620	205,310
Sonic Healthcare Limited	14,140	250,705
Telstra	60,441	143,706
Wesfarmers	3,742	123,110
Woolworths	7,579	158,520
		1,600,307
BELGIUM — 1.7%
Colruyt	5,810	326,935
Proximus SADP	1,352	41,431
Telenet Group Holding*	4,237	247,609
		615,975
BRAZIL — 0.4%
Suzano Papel e Celulose	10,891	127,060

CANADA — 9.8%
Alimentation Couche-Tard, Cl B	2,600	112,408
Bank of Montreal	3,318	251,987
BCE	6,619	280,906
CAE	18,995	359,055
Canadian Imperial Bank of Commerce	422	36,755
Canadian Utilities, Cl A	3,863	98,384
CI Financial	13,578	285,741
First Capital Realty	1,200	18,758
George Weston	632	51,778
Great-West Lifeco	2,325	61,984
Imperial Oil	9,700	301,664
Intact Financial	4,135	315,290
Loblaw	3,083	156,797
Power Corp of Canada	6,387	151,772
Power Financial	12,071	313,162
RioCan‡	4,380	79,655
Royal Bank of Canada	1,387	105,477
Sun Life Financial	8,602	355,081
TELUS	504	18,037
TransCanada	4,039	171,255
		3,525,946
CHILE — 1.7%
Aguas Andinas, Cl A	510,534	339,293
Banco de Chile	1,152,416	190,310
Colbun	398,149	99,070
		628,673
DENMARK — 1.5%
Danske Bank	8,212	285,795
DSV	3,437	272,196
		557,991
FINLAND — 0.9%
Sampo, Cl A	5,801	313,727

FRANCE — 1.0%
Thales	187	23,704
Vivendi	12,189	321,445
		345,149
GERMANY — 0.1%
Fraport Frankfurt Airport Services Worldwide	183	17,710
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	117	26,777
		44,487
HONG KONG — 3.3%
CK Infrastructure Holdings	3,600	28,413
CLP Holdings	29,350	304,773
Guangdong Investment	20,000	30,957
HK Electric Investments & HK Electric Investments (A)	322,000	299,491
HKT Trust & HKT	224,700	295,634
MTR	17,800	100,014
Yue Yuen Industrial Holdings	53,000	150,200
		1,209,482
INDONESIA — 0.2%
AKR Corporindo	183,300	64,184

ISRAEL — 2.9%
Azrieli Group	6,036	276,101
Bank Hapoalim	45,383	309,939
Bank Leumi Le-Israel	21,177	124,937
Elbit Systems	152	17,519
Mizrahi Tefahot Bank	17,430	318,571
		1,047,067
ITALY — 0.8%
Terna Rete Elettrica Nazionale	47,965	287,882

JAPAN — 6.7%
Asahi Group Holdings	1,100	55,644
Japan Prime Realty Investment‡	26	94,297
Japan Retail Fund Investment‡	156	292,468
Kamigumi	800	18,009
Kintetsu Group Holdings	4,100	166,589
Lawson	1,100	72,667
Makita	500	22,402
Mitsubishi Tanabe Pharma	10,400	197,530
Nagoya Railroad	13,600	356,200
Nippon Telegraph & Telephone	2,800	132,875
Obayashi	4,000	46,065
Osaka Gas	14,400	310,089
Rinnai	1,300	129,413
Seven & i Holdings	1,400	61,685
Tokyo Gas	2,500	67,088
Tokyu	1,600	26,858
Toray Industries	10,600	98,947
Toyo Suisan Kaisha	6,500	255,927
		2,404,753
MALAYSIA — 0.7%
Petronas Dagangan	7,900	54,229
PPB Group	12,900	63,259
YTL Power International	574,142	134,071
		251,559
MEXICO — 0.4%
Grupo Aeroportuario del Sureste, Cl B	8,805	157,959

TD ASSET MANAGEMENT USA FUNDS INC.

 TD Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
NEW ZEALAND — 0.4%
Spark New Zealand	58,197	$141,328

NORWAY — 0.2%
Marine Harvest	1,034	22,508
Telenor	2,138	47,322
		69,830
PHILIPPINES — 1.0%
Aboitiz Power	378,500	277,435
BDO Unibank	29,475	74,762
		352,197
SINGAPORE — 6.7%
Ascendas‡	169,160	339,350
CapitaLand Commercial Trust‡	161,300	220,368
CapitaLand Mall Trust‡	213,058	336,454
ComfortDelGro	97,708	164,910
SATS	87,400	363,182
Singapore Airlines	39,773	324,523
Singapore Press Holdings	148,604	303,663
Singapore Telecommunications	74,064	195,906
StarHub	107,984	184,212
		2,432,568
SOUTH KOREA — 0.3%
SK Telecom	527	112,600

SPAIN — 0.1%
Enagas	658	19,125

SWEDEN — 1.7%
Skandinaviska Enskilda Banken, Cl A	24,985	234,560
Svenska Handelsbanken, Cl A	20,890	232,971
Swedbank	6,189	134,445
Telia	5,718	28,154
		630,130
SWITZERLAND — 4.3%
Baloise Holding	610	96,688
Ferguson PLC	620	47,460
Kuehne + Nagel International	1,401	218,130
Nestle SA	3,545	274,632
Novartis AG	856	65,890
Roche Holding AG	1,162	258,182
Swiss Prime Site	2,596	243,229
Swiss Re	2,727	259,799
Swisscom	169	81,058
		1,545,068
TAIWAN — 4.8%
Chang Hwa Commercial Bank	417,510	240,335
Chunghwa Telecom ADR	8,461	321,433
Far EasTone Telecommunications	22,000	58,206
Formosa Plastics	99,870	350,468
Pou Chen	16,000	20,009
Taiwan Business Bank	446,260	137,139
Taiwan Mobile	84,643	312,579
Uni-President Enterprises	128,141	308,393
		1,748,562
THAILAND — 1.4%
Electricity Generating	47,900	337,728
Siam Cement	3,200	47,334
Thai Union Group, Cl F	201,500	114,622
		499,684
UNITED KINGDOM — 3.6%
BAE Systems PLC	2,990	25,087
Compass Group PLC	15,080	323,510
Diageo PLC	7,449	265,743
Meggitt PLC	11,436	74,087
National Grid PLC	6,811	78,804
Severn Trent PLC	2,499	66,543
Smith & Nephew PLC	6,168	118,124
Smiths Group PLC	3,843	84,206
SSE PLC	12,319	233,799
United Utilities Group PLC	2,499	25,483
		1,295,386
TOTAL FOREIGN COMMON STOCK		22,028,679
U.S. COMMON STOCK — 35.9%
CONSUMER DISCRETIONARY — 3.0%
Aramark	4,600	171,994
Darden Restaurants	2,000	185,720
McDonald's	1,797	300,890
NIKE, Cl B	1,100	75,229
TJX	4,059	344,406
		1,078,239
CONSUMER STAPLES — 7.5%
Campbell Soup	1,190	48,528
Church & Dwight	5,984	276,461
Clorox	2,294	268,857
Coca-Cola	2,517	108,760
Colgate-Palmolive	715	46,639
ConAgra Foods	8,680	321,768
Constellation Brands, Cl A	1,417	330,345
General Mills	1,324	57,912
Kellogg	4,832	284,605
Kimberly-Clark	254	26,299
McCormick	1,177	124,068
PepsiCo	2,525	254,873
Procter & Gamble	3,171	229,390
Sysco	5,369	335,777
		2,714,282
ENERGY — 0.6%
ExxonMobil	2,693	209,381

FINANCIALS — 5.6%
AGNC Investment ‡	7,039	133,178
American Financial Group	1,700	192,474
Annaly Capital Management ‡	5,300	54,961
Arch Capital Group*	2,676	214,428
Axis Capital Holdings	3,390	198,993
Berkshire Hathaway, Cl B*	530	102,677
Everest Re Group	1,292	300,610
Loews	6,256	328,190
New York Community Bancorp	13,812	164,087
Reinsurance Group of America, Cl A	100	14,940
Torchmark	1,831	158,821
US Bancorp	2,960	149,332
		2,012,691
HEALTH CARE — 3.1%
Eli Lilly	3,398	275,476
HCA Healthcare	955	91,432
Johnson & Johnson	2,378	300,793

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
Stryker	979	$165,862
UnitedHealth Group	1,269	299,992
		1,133,555
INDUSTRIALS — 6.4%
AGCO	300	18,804
Cintas	1,032	175,750
Deere	338	45,741
Expeditors International of Washington	4,138	264,253
General Dynamics	1,337	269,151
Honeywell International	1,843	266,645
Lockheed Martin	1,077	345,545
Northrop Grumman	1,031	332,023
Raytheon	681	139,564
Republic Services, Cl A	4,346	281,099
Waste Management	2,250	182,902
		2,321,477
INFORMATION TECHNOLOGY — 2.8%
Amphenol, Cl A	1,508	126,235
Automatic Data Processing	1,242	146,655
CA	4,363	151,832
Fiserv*	3,294	233,413
Motorola Solutions	2,862	314,333
Paychex	555	33,616
		1,006,084
TELECOMMUNICATION SERVICES — 0.6%
AT&T	6,335	207,154

UTILITIES — 6.3%
Ameren	1,114	65,303
American Electric Power	1,431	100,141
American Water Works	1,227	106,234
CenterPoint Energy	7,697	194,965
CMS Energy	1,072	50,588
Consolidated Edison	687	55,049
Dominion Energy	3,898	259,451
DTE Energy	2,043	215,332
Duke Energy	3,360	269,338
NextEra Energy	1,290	211,444
PPL	5,444	158,420
Sempra Energy	1,012	113,142
Southern	5,786	266,850
Xcel Energy	4,415	206,799
		2,273,056
TOTAL U.S. COMMON STOCK		12,955,919
REGISTERED INVESTMENT COMPANIES — 1.2%
United States — 1.2%
iShares MSCI EAFE Index Fund	2,838	200,760
SPDR S&P 500 ETF Trust	847	224,040
TOTAL REGISTERED INVESTMENT COMPANIES		424,800

TOTAL INVESTMENTS
(Cost $32,297,312) — 98.1%		35,409,398
OTHER ASSETS AND LIABILITIES, NET — 1.9%		685,218
NET ASSETS — 100.0%		$36,094,616

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
BMO Capital	05/01/18-05/31/18	USD	10,452,000	JPY	97,578	$1,872
BMO Capital	05/01/18	JPY	48,200	USD	5,226,000	(396)
BNY Mellon	05/01/18	JPY	1,843,912	USD	199,929,900	(15,061)
BNY Mellon	05/01/18-05/31/18	USD	399,859,800	JPY	3,733,033	71,663
BNY Mellon	05/31/18	USD	5,301,405	SEK	625,336	18,558
BNY Mellon	05/31/18	USD	1,800,620	AUD	1,371,694	16,033
BNY Mellon	05/31/18	USD	221,000	NOK	28,074	497
BNY Mellon	05/31/18	AUD	7,618	USD	10,000	(89)
BNY Mellon	05/31/18	USD	978,060	GBP	1,365,978	17,589
BNY Mellon	05/31/18	DKK	9,871	USD	60,000	(123)
BNY Mellon	05/31/18	USD	2,585,900	SGD	1,953,761	2,443
BNY Mellon	05/31/18	CAD	62,396	USD	80,000	(51)
BNY Mellon	05/31/18	HKD	59,950	USD	470,000	(18)
BNY Mellon	05/31/18	SEK	23,591	USD	200,000	(700)
BNY Mellon	05/31/18	USD	2,064,385	DKK	339,619	4,246
BNY Mellon	05/31/18	GBP	82,425	USD	59,000	(1,086)
BNY Mellon	05/31/18	USD	199,200	NZD	142,526	2,385
BNY Mellon	05/31/18	USD	2,775,226	ILS	785,090	12,558
BNY Mellon	05/31/18	USD	9,605,600	HKD	1,225,224	375
BNY Mellon	05/31/18	USD	511,500	EUR	626,682	7,630
BNY Mellon	05/31/18	USD	1,003,350	CHF	1,029,621	14,574
BNY Mellon	05/31/18	USD	3,304,400	CAD	2,577,344	2,173
BNY Mellon	05/31/18	USD	6,395,000	JPY	58,546	(69)
CIBC	05/31/18	USD	231,000	SGD	174,516	204
HSBC	05/31/18	USD	252,000	SGD	190,394	235
HSBC	05/31/18	USD	242,000	EUR	296,377	3,492
RBC	05/01/18-05/31/18	USD	17,556,000	JPY	163,552	2,815
RBC	05/01/18	JPY	90,099	USD	9,728,000	(1,113)
RBC	05/31/18	USD	290,000	SEK	34,208	1,016
RBC	05/31/18	USD	1,123,400	CAD	876,198	714
RBC	05/31/18	USD	209,200	AUD	159,367	1,863
Scotia Capital	05/01/18-05/31/18	USD	66,616,000	JPY	621,848	11,870
Scotia Capital	05/01/18	JPY	307,085	USD	33,308,000	(2,402)
Scotia Capital	05/31/18	USD	417,200	CHF	427,722	5,659
Scotia Capital	05/31/18	EUR	36,743	USD	30,000	(435)
Scotia Capital	05/31/18	USD	555,000	EUR	679,739	8,040
Scotia Capital	05/31/18	USD	1,289,000	DKK	211,975	2,569
Scotia Capital	05/31/18	USD	135,000	NOK	17,146	301
						$189,831

For the period ended April 30, 2018, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2018, these securities amounted to $299,491 or 0.8% of net assets of the Fund.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

CIBC — Canadian Imperial Bank of Commerce

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hong Kong and Shanghai Banking Corporation

ILS — Israeli New Sheckel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

TD ASSET MANAGEMENT USA FUNDS INC.

TD Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2018 (unaudited)

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$22,028,679	$—	$—	$22,028,679
U.S. Common Stock	12,955,919	—	—	12,955,919
Registered Investment Companies	424,800	—	—	424,800
Total Investments in Securities	$35,409,398	$—	$—	$35,409,398

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$211,374	$—	$211,374
Unrealized Depreciation	—	(21,543)	—	(21,543)
Total Other Financial Instruments	$—	$189,831	$—	$189,831

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2018, securities with a total value of $184,126 were transferred from Level 2 to Level 1 assets and liabilities as a result of certain foreign equity securities being fair valued using other observable market-based inputs in place of the closing exchange prices on which the investments were principally traded as a result of movement in U.S. markets that exceeded the specified threshold established by the Fair Value Procedures as of January 31, 2018. Transfers are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

April 30, 2018 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 97.9%
CONSUMER DISCRETIONARY — 19.0%
Brunswick	28,465	$1,704,484
Cedar Fair (A)	18,712	1,267,551
Cheesecake Factory	27,051	1,405,300
Dorman Products Inc.*	21,241	1,364,947
Extended Stay America	60,757	1,189,622
Hanesbrands	109,621	2,024,700
LCI Industries	16,198	1,543,669
LGI Homes Inc.*	18,628	1,289,058
Live Nation Entertainment*	6,088	240,293
Papa John's International	25,282	1,567,484
Service International	45,883	1,675,188
TripAdvisor Inc.*	14,520	543,338
Under Armour Inc., Cl C*	40,492	621,552
Vail Resorts Inc.	1,779	407,943
		16,845,129
CONSUMER STAPLES — 1.3%
B&G Foods	49,831	1,133,655

ENERGY — 2.1%
Core Laboratories	4,039	494,576
Oil States International*	39,489	1,419,629
		1,914,205
FINANCIALS — 20.0%
Artisan Partners Asset Management, Cl A	34,996	1,125,121
Bank of Hawaii	26,962	2,270,470
Bank of the Ozarks	58,586	2,741,825
Credit Acceptance Corp.*	3,521	1,164,888
Diamond Hill Investment Group	4,553	889,747
Eagle Bancorp Inc.*	29,255	1,717,268
FactSet Research Systems	4,574	864,989
Markel*	715	807,979
Morningstar	12,171	1,321,527
Texas Capital Bancshares*	25,778	2,543,000
Western Alliance Bancorp*	39,135	2,308,182
		17,754,996
HEALTH CARE — 10.4%
Bio-Rad Laboratories, Cl A*	8,520	2,161,609
Bio-Techne Corp.	12,810	1,933,157
Bruker Corp.	18,429	544,208
Centene*	6,167	669,613
Encompass Health Corp.	35,626	2,166,773
Jazz Pharmaceuticals PLC*	2,941	447,150
LivaNova PLC*	6,087	540,404
Universal Health Services, Cl B	6,442	735,677
		9,198,591
INDUSTRIALS — 16.9%
AMERCO*	5,150	1,738,228
AMETEK	9,828	685,995
Fortune Brands Home & Security	9,360	511,898
Genesee & Wyoming, Cl A*	22,059	1,570,601
Hexcel	32,996	2,193,244
Jacobs Engineering Group	9,004	523,042
JELD-WEN Holding*	59,112	1,661,638
KAR Auction Services	23,138	1,202,945
Timken Co.	24,171	1,033,310
Toro Co.	21,568	1,259,356
Woodward	27,333	1,966,336
XPO Logistics*	6,305	612,594
		14,959,187
INFORMATION TECHNOLOGY — 13.3%
Coherent*	9,475	1,593,884
Cypress Semiconductor	94,633	1,379,749
Harmonic*	147,350	537,828
Inphi Corp.*	36,477	1,042,513
Marvell Technology Group	33,672	675,460
MKS Instruments Inc.	4,870	498,688
PTC*	7,169	590,367
Sabre	100,487	2,074,052
Stamps.com Inc.*	8,596	1,957,739
Universal Display	16,059	1,413,995
		11,764,275
MATERIALS — 8.3%
Berry Global Group Inc.*	21,349	1,174,195
Compass Minerals International	24,155	1,625,632
Martin Marietta Materials	2,179	424,404
Reliance Steel & Aluminum	18,848	1,657,116
Summit Materials Inc., Cl A*	45,672	1,285,210
Valvoline	61,326	1,243,691
		7,410,248
REAL ESTATE — 6.6%
CubeSmart ‡	38,359	1,129,289
GEO Group ‡	70,245	1,580,513
Howard Hughes*	13,388	1,811,396
Jones Lang LaSalle	5,492	930,949
Physicians Realty Trust ‡	28,502	425,820
		5,877,967
TOTAL COMMON STOCK		86,858,253

TOTAL INVESTMENTS
(Cost $83,311,317) — 97.9%		86,858,253
OTHER ASSETS AND LIABILITIES, NET — 2.1%		1,837,365
NET ASSETS — 100.0%		$88,695,618

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At April 30, 2018, this security amounted to $1,267,551 or 1.4% of net assets.

Cl — Class

PLC — Public Limited Company

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2018 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (‘‘NASDAQ’’)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (‘‘NOCP’’). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (‘‘Fair Value Procedures’’), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (‘‘Interactive Data’’) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a ‘‘confidence interval’’ which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable ‘‘confidence interval’’ based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of April 30, 2018, there were foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended April 30, 2018, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

Date: June 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

Date: June 20, 2018

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Date: June 20, 2018

* Print the name and title of each signing officer under his or her signature.